Finance income and costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income and costs
Interest income from bank deposits	$ 526	$ 150
Interest income from borrowings	93
Finance income	619	150
Interest expense on lease liabilities	(57)	(2)	$ (10)
Interest expense on amounts due to related parties		(44)	(135)
Others	(14)
Finance costs	$ (71)	$ (46)	$ (145)